Accumulated Other Comprehensive Loss (Detail) $ in Millions	12 Months Ended
Mar. 31, 2018 USD ($)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (212.2)
Other comprehensive income	(0.9)
Ending balance	(221.5)
Accumulated Other Comprehensive Loss [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2.2)
Ending balance	(1.3)
Cash Flow Hedges [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.3
Other comprehensive income	0.0
Ending balance	0.3
Foreign Currency Translation Adjustments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2.5)
Other comprehensive income	(0.9)
Ending balance	$ (1.6)